Capital and reserves - Summary Of Reserves Of The Group Comprise (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
CRPS reserve	$ 0	$ 3,850
Share option reserve	382	79
Foreign currency translation reserve	(19)	22
Other reserve	243	0
Reserves	606	3,951
Movement of CRPS reserve and liability component [Abstract]
Balance at January 1	10,767	8,256
Issuance of CRPS	436	1,095
Interest expense	1,570	1,416
Preference shares converted to GHL ordinary shares	(12,773)	0
Balance at December 31	$ 0	$ 10,767